Investment in associated companies - Book Value (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 1,473	$ 2,168
Investment in associated companies		1,473	2,168
Archer Limited (Archer)
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	[1]		0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		63	47
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		290	227
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0	0
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0	0
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0	0
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		857	1,537
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		97	157
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	[2]	64	64
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 102	$ 136

[1]	In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized it as an available-for-sale security.
[2]	The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.